RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2022	Dec. 31, 2022	Dec. 31, 2021
Stockholder [Member]
Related Party Transaction [Line Items]
Accounts receivable from related parties		$ 400	$ 400
Accounts payable to related party		5,500	12,100
Another Stockholder [Member]
Related Party Transaction [Line Items]
Revenue from related party		26,800	38,400
Accounts receivable from related parties		4,500	11,500
Legacy Airspan [Member]
Related Party Transaction [Line Items]
Revenue from related party		200
Accounts receivable from related parties		0	400
Dense Air [Member]
Related Party Transaction [Line Items]
Revenue from related party	$ 52		$ 1,200
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Note receivable		$ 87